Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Current assets
Rental deposits	$ 8	$ 4
Security deposits	1	1
Loans to employees	33	22
Prepaid expenses	263	159
Interest accrued and not due	48	85
Withholding taxes and others	256	286
Advance payments to vendors for supply of goods	25	19
Deposit with corporation	287	276
Deferred contract cost
Cost of obtaining a contract	113	7
Cost of fulfillment	12	2
Net investment in sublease of right of use asset	6	5
Other non financial assets	43
Other financial assets	38	46
Total Current prepayment and other assets	1,133	912
Non-current assets
Loans to employees	5	4
Security deposits	6	7
Deposit with corporation	4	6
Defined benefit plan assets	3	3
Prepaid expenses	13	11
Deferred contract cost
Cost of obtaining a contract	78	16
Cost of fulfillment	41	4
Withholding taxes and others	89	96
Net investment in sublease of right of use asset	43	48
Rental deposits	24	30
Other financial assets	23	10
Total Non- current prepayment and other assets	329	235
Total prepayment and other assets	1,462	1,147
Financial assets in prepayments and other assets	$ 526	$ 544